Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	$ (2,103)		$ (2,103)
Put option to Meteora [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	384		384
Sponsor Earnout Awards [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	1,100		1,100
OPAL Earnout Awards [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	5,300		5,300
Public Warrants [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	(3,578)		(3,578)
Private Warrants [Member]
Derivative Financial Instruments and Fair Value Measurements (Details) - Schedule of change in fair value of other derivative liabilities statements of operations [Line Items]
Change in fair value of derivative instruments, net	$ (5,309)		$ (5,309)